1940 Act
Rule 30b2-1

VIA EDGAR

September 8, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	First Investors Life Level Premium Variable Life Insurance Separate Account B

File No. 811-04328, CIK 000770952

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the dates indicated. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
Delaware VIP Trust	0000814230	09/05/2023
Goldman Sachs VIT	0001046292	08/25/2023

/s/	Ping Shao

Ping Shao

2VP, Deputy Chief Compliance Officer

Nassau Life Insurance Company